Investment Securities - Available-for-Sale (Detail) - USD ($) $ in Millions	Dec. 31, 2020		Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized Cost	$ 133,611	[1]	$ 122,117
Available-for-sale securities, Unrealized Gains	3,282		944
Available-for-sale securities, Unrealized Losses	(53)		(448)
Available-for-sale securities, Fair Value	136,840	[1]	122,613
U.S. Treasury and Agencies [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized Cost	21,954		19,845
Available-for-sale securities, Unrealized Gains	462		61
Available-for-sale securities, Unrealized Losses	(25)		(67)
Available-for-sale securities, Fair Value	22,391		19,839
Residential Mortgage-Backed Securities [Member] | Agency [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized Cost	98,031		93,903
Available-for-sale securities, Unrealized Gains	1,950		557
Available-for-sale securities, Unrealized Losses	(13)		(349)
Available-for-sale securities, Fair Value	99,968		94,111
Commercial [Member] | Agency [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized Cost	5,251		1,482
Available-for-sale securities, Unrealized Gains	170
Available-for-sale securities, Unrealized Losses	(15)		(29)
Available-for-sale securities, Fair Value	5,406		1,453
Asset-Backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized Cost	200	[2]	375
Available-for-sale securities, Unrealized Gains	5		8
Available-for-sale securities, Fair Value	205	[2]	383
Obligations of State and Political Subdivisions [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized Cost	8,166	[3]	6,499
Available-for-sale securities, Unrealized Gains	695		318
Available-for-sale securities, Unrealized Losses			(3)
Available-for-sale securities, Fair Value	8,861	[3]	6,814
Other [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized Cost	9		13
Available-for-sale securities, Fair Value	$ 9		$ 13

[1]	The weighted-average maturity of total available-for-sale investment securities was 4.2 years at December 31, 2019, with a corresponding weighted-average yield of 2.38 percent.
[2]	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
[3]	Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and the contractual maturity date for securities with a fair value equal to or below par.